Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 20. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2017 Calendar Quarter
	First	Second[1]	Third	Fourth[1,2]	Annual
Total Operating Revenues	$39,365	$39,837	$39,668	$41,676	$160,546
Operating Income	6,864	7,323	6,403	359	20,949
Net Income	3,574	4,014	3,123	19,136	29,847
Net Income Attributable to AT&T	3,469	3,915	3,029	19,037	29,450
Basic Earnings Per Share
Attributable to AT&T3	$0.56	$0.63	$0.49	$3.08	$4.77
Diluted Earnings Per Share
Attributable to AT&T3	$0.56	$0.63	$0.49	$3.08	$4.76
Stock Price
High	$43.02	$41.69	$39.41	$39.51
Low	40.61	37.46	35.59	32.86
Close	41.55	37.73	39.17	38.88
[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.

	2016 Calendar Quarter
	First	Second	Third	Fourth[1]	Annual
Total Operating Revenues	$40,535	$40,520	$40,890	$41,841	$163,786
Operating Income	7,131	6,560	6,408	4,248	24,347
Net Income	3,885	3,515	3,418	2,515	13,333
Net Income Attributable to AT&T	3,803	3,408	3,328	2,437	12,976
Basic Earnings Per Share
Attributable to AT&T2	$0.62	$0.55	$0.54	$0.39	$2.10
Diluted Earnings Per Share
Attributable to AT&T2	$0.61	$0.55	$0.54	$0.39	$2.10
Stock Price
High	$39.45	$43.21	$43.47	$42.73
Low	33.51	37.86	39.71	36.13
Close	39.17	43.21	40.61	42.53
[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.
[2]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.